Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Mar. 31, 2024	Apr. 03, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0002	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	15,929,451	15,449,451
Ordinary shares, shares outstanding	15,929,451	15,449,451